Stockholders Deficit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Outstanding, Beginning	7,820,000	7,820,000
Exercises	$ (20,000)
Forfeitures	$ (600,000)
Outstanding, Ending	7,200,000	7,820,000
Outstanding, Exercisable	7,200,000
Weighted Average Exercise Price Per Share
Outstanding, Beginning	$ 0.01	$ 0.01
Exercises	0.05
Forfeitures	0.015
Outstanding, Ending	0.0095	$ 0.01
Outstanding, Exercisable	$ 0.0095
Weighted average remaining life in years
Outstanding, Beginning		6 years 9 months 3 days
Outstanding, Ending	4 years 4 months 24 days	5 years 9 months 3 days
Outstanding, Exercisable	4 years 4 months 24 days